EQUITY SECURITIES - Schedule of Components of Change in Net Gains (Losses) on Equity Securities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Unrealized gains (losses) on equity securities	$ 122	$ 477	$ (634)	$ 217
Net gains (losses) on equity securities sold	(1)	(7)	0	71
Net gains (losses) on equity securities	$ 121	$ 470	$ (634)	$ 288